Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of exposure to digital asset payable to related parties

	As of December 31, 2024		As of December 31, 2025
	BTC	ETH	BTC	ETH
Financial assets
Collateral receivables	2,289	—	—	124
Digital assets	2,064	743	7,883	5,937
Digital assets receivable from related parties	4,130	155	(48,008)	(4,368)
Crypto assets loan receivables	43,618	3,099	10,940	8,562
	52,101	3,997	(29,185)	10,255
Financial liabilities
Collateral payables	(2,289)	—	—	(1,487)
Digital assets payables to customers	(44,446)	(3,444)	(16,212)	(7,881)
Digital assets payables to related parties	(5,262)	(531)	47,475	289
	(51,997)	(3,975)	31,263	(9,079)
Net exposure	104	22	2,078	1,176

	As of December 31,
	2024	2025
BTC strengthening 30% (2024: 30%)	31	623
ETH strengthening 30% (2024: 30%)	7	353

Schedule of loss allowance for trade receivables

		Past due
	Current	1—90 days	90—180 days	Over 180 days	Total
As of December 31, 2025
Gross carrying amount	4,843	1,437	261	804	7,345
Allowance for credit losses	426	379	246	804	1,855
Weighted average expected loss rate	8.80%	26.40%	94.25%	100%	25.26%

Schedule of movement in the allowance for credit losses

	As of December 31,
	2024	2025
Balance at the beginning of year	—	—
Business combination – merger transaction (Note 5.1)	—	3,300
Reversal for the year	—	(1,431)
Exchange differences	—	(14)
Balance at the end of year	—	1,855

Schedule of customers whose revenue individually accounted

	For the years ended December 31,
	2023		2024		2025
Customer A	308		1,898		24,142
Customer B	—	*	3,709		8,860
Customer C	1,277		—	*	—	*
*Less than 10%
Schedule of remaining contractual maturity for non-derivative financial liabilities

	On demand/	Between	Total contractual	Carrying
	within 1 year	2 — 5 years	cash flows	amount

As of January 1, 2024
Trade and other payables	637	—	637	637
Amount due to related parties	26,875	—	26,875	26,875
Liabilities due to customers	13,867	—	13,867	13,867
Derivative financial liabilities	20	—	20	20
	41,399	—	41,399	41,399
As of December 31, 2024
Trade and other payables	1,841	—	1,841	1,841
Collateral payables	14,414	—	14,414	14,414
Lease liabilities	250	500	750	715
Amount due to related parties	9,980	—	9,980	9,980
Liabilities due to customers	71,523	—	71,523	71,523
Derivative financial liabilities	1,576	—	1,576	1,576
	99,584	500	100,084	100,049
As of December 31, 2025
Trade and other payables	13,408	47	13,455	13,455
Collateral payables	10,941	—	10,941	10,941
Lease liabilities	904	732	1,636	1,589
Amount due to related parties	48,031	—	48,031	48,031
Liabilities due to customers	61,351	—	61,351	61,351
Derivative financial liabilities	316	—	316	316
	134,951	779	135,730	135,683

Schedule of fair value of assets and liabilities

	Fair value of assets and liabilities using
	Quoted prices in	Significant
	active markets	observable inputs	Significant
	for identical	other than quoted	unobservable	Total
	instruments	prices	inputs	fair
	(Level 1)	(Level 2)	(Level 3)	value
At January 1, 2024
Financial assets:
Financial assets at fair value through profits or loss	—	—	257	257
Crypto assets loan receivables	7,868	—	—	7,868
Derivative financial instruments	—	20	—	20
	7,868	20	257	8,145
Financial liabilities:
Derivative financial instruments	—	20	—	20
Liabilities due to customers	13,867	—	—	13,867
	13,867	20	—	13,887
At December 31, 2024
Financial assets:
Financial assets at fair value through profits or loss	—	—	264	264
Crypto assets loan receivables	69,934	—	—	69,934
Derivative financial instruments	—	1,576	—	1,576
Collateral receivables	14,414	—	—	14,414
Digital assets	2,817	188	—	3,005
USDC	1,827	—	—	1,827
	88,992	1,764	264	91,020
Financial liabilities:
Derivative financial instruments	—	1,576	—	1,576
Collateral payables	14,414	—	—	14,414
Liabilities due to customers	71,523	—	—	71,523
	85,937	1,576	—	87,513

At December 31, 2025
Financial assets:
Financial assets at fair value through profits or loss	268	—	23,005	23,273
Crypto assets loan receivables	42,141	—	—	42,141
Derivative financial instruments	—	316	—	316
Collateral receivables	3,407	—	—	3,407
Digital assets	32,901	608	—	33,509
USDC	12,449	—	—	12,449
	91,166	924	23,005	115,095
Financial liabilities:
Derivative financial instruments	—	316	—	316
Collateral payables	10,941	—	—	10,941
Liabilities due to customers	61,351	—	—	61,351
	72,292	316	—	72,608

Schedule of fair value changes in Level 3 items

	Fund	Unlisted equity
	investments	investments	Total
At January 1, 2024	257	—	257
Fair value changes (Note 26)	7	—	7
At December 31, 2024	264	—	264
Business combination – merger transaction (Note 5.1)	5,846	—	5,846
Additions during the year	16,333	1,000	17,333
Fair value changes (Note 26)	(438)	—	(438)
At December 31, 2025	22,005	1,000	23,005